Lease financing (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Years
Lease commitments - short term	$ 52,145	$ 65,837
Lease commitments - long term	369,831	540,925
Capital Lease Obligations
Years
December 31, 2020	69,820
December 31, 2021	68,255
December 31, 2022	66,144
December 31, 2023	137,160
December 31, 2024	25,809
December 31, 2025 and thereafter	122,318
Total bareboat lease minimum payments	489,506
Unamortized debt issuance costs	(3,936)	$ (2,975)
Total bareboat lease minimum payments, net	485,570
Excluding bareboat lease interest	(63,594)
Lease commitments - short term	52,145
Lease commitments - long term	$ 369,831